Audit fees (Tables)	12 Months Ended
Dec. 31, 2019
Audit fees
Schedule of auditors' fees expensed in the income statement

	Year Ended December 31,
Fees	2019	2018	2017
	in thousands of €
Audit fees (1)	€730	€648	€179
Audit-related fees	159	143	724
Tax and other services (2)	—	—	—
Total	€889	€791	€903
(1)	Audit services performed by Deloitte Accountants B.V. as the external auditor referred to in Section 1 of the Dutch Accounting Firms Oversight Act (Wta) as well as by the Deloitte network.
(2)	Tax and other services performed by the Deloitte network.